Balance Sheets (Parentheticals) (USD $)	Oct. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	850,000,000	850,000,000	850,000,000
Common Stock, shares issued	29,768,750	29,768,750	29,218,750
Common Stock, shares outstanding	29,768,750	29,768,750	29,218,750